Related parties - Additional information (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€) Entity	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Information About Key Management Personnel [Line Items]
Short-term employee benefits capitalized	€ 0	€ 0		€ 120,000
Number of management entities related to management services | Entity	2
Charit Research Organisation GMBH[Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Payments for services supporting research	€ 500,000	400,000	€ 608
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	1,400,000	1,200,000	1,600,000
Related party expenses recognized in loss and comprehensive loss paid to external management entities	€ 1,100,000	€ 1,200,000	€ 1,100,000